Equity Incentive Plans (Tables) - Leafly Holdings, Inc.[Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity Incentive Plans (Tables) [Line Items]
Schedule of fair value of each stock option award to employees on the date of grant using the Black-Scholes option pricing model
Risk-free interest rate	1.02%
Expected term in years	5.90
Expected volatility	61.18%
Expected dividend yield	0%

	2020	2019
Risk-free interest rate	0.63%	2.05%
Expected term in years	5.47	6.03
Expected volatility	58%	59%
Expected dividend yield	0%	0%

Schedule of stock option activity
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at December 31, 2020	5,765	0.33
Granted	6,672	0.36
Exercised	(260)	0.42
Forfeit or expired	(203)	0.39
Outstanding at June 30, 2021	11,974	$0.35	$174	9.23

Vested and exercisable	2,955	$0.32	$186	7.84

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at December 31, 2019	5,982	0.65
Granted	4,290	0.60
Exercised	(548)	0.16
Forfeit or expired	(3,959)	0.96
Outstanding at December 31, 2020	5,765	$0.33	$242	8.92

Vested and exercisable	1,594	$0.26	$166	7.97

Schedule of early exercise activity
	Number of Shares	Weighted Average Exercise Price	Short-Term Liability	Long-Term Liability
Unvested at December 31, 2019	1,015	$0.65	$279	$384
Vested	(516)	0.54	(279)	—
Forfeited or expired	(464)	0.77	—	(357)
Unvested at December 31, 2020	35	$0.77	$—	$27